ASSET RETIREMENT OBLIGATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
ASSET RETIREMENT OBLIGATIONS

NOTE 7 — ASSET RETIREMENT OBLIGATIONS

Asset retirement obligations represent the present value of the estimated costs to remove the commercial charging stations and restore the sites to the condition prior to installation. The Company reviews estimates of removal costs on an ongoing basis. Accretion expense was $328,963,  $240,494 and $49,336 for the three months ended March 31, 2021, the period from January 16, 2020 through March 31, 2020, and the period from January 1, 2020 through January 15, 2020, respectively.

NOTE 7 — ASSET RETIREMENT OBLIGATIONS

Asset retirement obligations represent the present value of the estimated costs to remove the commercial charging stations and restore the sites to the condition prior to installation. The Company reviews estimates of removal costs on an ongoing basis. Accretion expense was $1,119,391,  $49,336 and $1,098,222 for the period from January 16, 2020 through December 31, 2020, for the period from January 1, 2020 through January 15, 2020, and for the year ended December 31, 2019, respectively.

The asset retirement activity for the years ended December 31, 2020 and 2019 was as follows:

	2020	2019
Beginning balance	$9,107,870	$7,387,397
Acquisition fair value adjustment	(2,295,500)	—
Liabilities incurred	901,705	653,306
Accretion expense	1,168,728	1,098,222
Liabilities settled	(80,997)	(31,055)
Ending balance	$8,801,806	$9,107,870